Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2015
Noncontrolling interests
Noncontrolling interests

The following schedule discloses the effects of Net income attributable to TDS shareholders and changes in TDS’ ownership interest in U.S. Cellular on TDS’ equity for 2015, 2014 and 2013:

Year Ended December 31,	2015	2014	2013
(Dollars in thousands)
Net income (loss) attributable to TDS shareholders	$219,037	$(136,355)	$141,927
Transfer (to) from the noncontrolling interests
Change in TDS’ Capital in excess of par value from	(14,785)	(12,420)	(14,135)
U.S. Cellular's issuance of U.S. Cellular shares
Change in TDS’ Capital in excess of par value from	1,325	1,296	3,370
U.S. Cellular’s repurchase of U.S. Cellular shares
Change in TDS’ Capital in excess of par value from	–	7,484	–
common control transaction
Purchase of ownership in subsidiaries from noncontrolling interests	240	(1,034)	(123)
Net transfers (to) from noncontrolling interests	(13,220)	(4,674)	(10,888)
Change from net income (loss) attributable to TDS shareholders and	$205,817	$(141,029)	$131,039
transfers (to) from noncontrolling interests